5. Financial risk management (Details 2) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year	$ (472,434)					$ (486,910)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year		$ (472,003)					$ (484,454)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | €			€ (401)					€ (886)
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | kr					kr (30)					kr (24)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | SFr				SFr 0					SFr (1,546)